Organization, Consolidation and Presentation Of Financial Statements - Additional Information (Detail) ¥ in Billions, $ in Billions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Variable Interest Entity [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar	7.0651	7.0651
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net assets of VIEs	¥ 14.9	$ 2.1